Digital Assets (Details) - Schedule of Company’s Digital Assets $ in Thousands	Jun. 30, 2024 USD ($) BITCOIN	Dec. 31, 2023 USD ($)
Crypto Asset, Holding [Line Items]
Cost Basis	$ 111,239
Digital assets	$ 106,636	$ 43,978
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Quantity (in BITCOIN) | BITCOIN	1,721
Cost Basis	$ 110,638
Digital assets	$ 106,030	43,896
USDT [Member]
Crypto Asset, Holding [Line Items]
Quantity (in BITCOIN) | BITCOIN	490,530
Cost Basis	$ 487
Digital assets	$ 489	61
Others [Member]
Crypto Asset, Holding [Line Items]
Quantity (in BITCOIN) | BITCOIN	39,429
Cost Basis	$ 114
Digital assets	$ 117	$ 21